Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
March 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 7.63%
Basic Industry — 0.16%
Ivanhoe Mines 144A 2.50% exercise price $9.31, maturity date 4/15/26 #	48,000	$ 65,846
		65,846
Brokerage — 0.20%
New Mountain Finance 144A 7.50% exercise price $14.18, maturity date 10/15/25 #	32,000	32,399
WisdomTree 144A 5.75% exercise price $9.54, maturity date 8/15/28 #	50,000	49,725
		82,124
Capital Goods — 0.49%
Chart Industries 1.00% exercise price $58.73, maturity date 11/15/24	42,000	90,783
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	122,000	115,656
		206,439
Communications — 0.59%
Cable One 1.125% exercise price $2,275.83, maturity date 3/15/28	153,000	112,608
DISH Network 3.375% exercise price $65.18, maturity date 8/15/26	165,000	85,800
Liberty Latin America 2.00% exercise price $20.65, maturity date 7/15/24	51,000	47,211
		245,619
Consumer Cyclical — 0.58%
Cheesecake Factory 0.375% exercise price $77.09, maturity date 6/15/26	179,000	149,017
Ford Motor 3.177% exercise price $15.85, maturity date 3/15/26 ^	91,000	91,364
		240,381
Consumer Non-Cyclical — 2.37%
Integra LifeSciences Holdings 0.50% exercise price $73.67, maturity date 8/15/25	146,000	142,727
BioMarin Pharmaceutical 0.599% exercise price $124.67, maturity date 8/1/24	45,000	46,282
Chefs' Warehouse 1.875% exercise price $44.20, maturity date 12/1/24	165,000	173,002
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Consumer Non-Cyclical (continued)
Chegg 4.67% exercise price $107.55, maturity date 9/1/26 ^	172,000	$ 136,738
Coherus Biosciences 1.50% exercise price $19.26, maturity date 4/15/26	91,000	64,246
CONMED 144A 2.25% exercise price $145.33, maturity date 6/15/27 #	125,000	124,437
Integer Holdings 144A 2.125% exercise price $87.20, maturity date 2/15/28 #	21,000	22,964
Ionis Pharmaceuticals 0.125% exercise price $83.28, maturity date 12/15/24	99,000	91,595
Jazz Investments I 2.00% exercise price $155.81, maturity date 6/15/26	55,000	61,188
Lantheus Holdings 144A 2.625% exercise price $79.81, maturity date 12/15/27 #	21,000	27,312
Paratek Pharmaceuticals 4.75% exercise price $15.90, maturity date 5/1/24	129,000	95,431
		985,922
Electric — 0.56%
NextEra Energy Partners 144A 1.048% exercise price $75.33, maturity date 11/15/25 #, ^	45,000	42,210
NRG Energy 2.75% exercise price $43.01, maturity date 6/1/48	95,000	98,087
Ormat Technologies 144A 2.50% exercise price $90.27, maturity date 7/15/27 #	83,000	93,168
		233,465
Energy — 0.36%
Helix Energy Solutions Group 6.75% exercise price $6.97, maturity date 2/15/26	110,000	150,970
		150,970
Financials — 0.55%
FTI Consulting 2.00% exercise price $101.37, maturity date 8/15/23	63,000	123,008
NQ-FL7 [3/23] 5/23 (2912848)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Principal amount°	Value (US $)
Convertible Bonds (continued)
Financials (continued)
Repay Holdings 144A 2.007% exercise price $33.60, maturity date 2/1/26 #, ^	141,000	$ 107,301
		230,309
Industrials — 0.03%
Danimer Scientific 144A 3.25% exercise price $10.79, maturity date 12/15/26 #	25,000	11,322
		11,322
Real Estate Investment Trusts — 0.08%
Summit Hotel Properties 1.50% exercise price $11.82, maturity date 2/15/26	40,000	34,428
		34,428
Technology — 1.43%
Block 0.125% exercise price $121.01, maturity date 3/1/25	74,000	71,077
InterDigital 144A 3.50% exercise price $77.49, maturity date 6/1/27 #	164,000	184,172
Palo Alto Networks 0.75% exercise price $88.78, maturity date 7/1/23	69,000	154,767
Semtech 144A 1.625% exercise price $37.27, maturity date 11/1/27 #	54,000	49,572
Vishay Intertechnology 2.25% exercise price $31.18, maturity date 6/15/25	58,000	57,715
Wolfspeed 0.25% exercise price $127.22, maturity date 2/15/28	93,000	77,934
		595,237
Transportation — 0.23%
Spirit Airlines 1.00% exercise price $42.88, maturity date 5/15/26	116,000	94,018
		94,018
Total Convertible Bonds (cost $3,244,909)		3,176,080

Corporate Bonds — 8.23%
Automotive — 0.21%
Allison Transmission 144A 5.875% 6/1/29 #	55,000	53,614
Ford Motor 4.75% 1/15/43	15,000	11,523
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Automotive (continued)
Goodyear Tire & Rubber 5.25% 7/15/31	25,000	$ 21,622
		86,759
Basic Industry — 0.61%
ATI 5.125% 10/1/31	15,000	13,672
Avient 144A 5.75% 5/15/25 #	17,000	16,837
Bath & Body Works
6.875% 11/1/35	35,000	31,584
6.95% 3/1/33	29,000	25,682

Chemours 144A 5.75% 11/15/28 #	35,000	31,287
FMG Resources August 2006 144A 5.875% 4/15/30 #	25,000	23,995
Freeport-McMoRan 5.45% 3/15/43	62,000	58,064
Novelis 144A 4.75% 1/30/30 #	35,000	32,200
Olin 5.00% 2/1/30	20,000	18,773
		252,094
Capital Goods — 0.36%
Bombardier 144A 7.50% 2/1/29 #	5,000	5,112
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	10,000	9,099
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	25,000	25,023
144A 9.25% 4/15/27 #	10,000	9,250

Sealed Air 144A 5.00% 4/15/29 #	25,000	23,524
Terex 144A 5.00% 5/15/29 #	40,000	37,260
TransDigm 144A 6.25% 3/15/26 #	40,000	40,077
		149,345
Communications — 0.69%
Altice France 144A 5.50% 10/15/29 #	35,000	26,794
Consolidated Communications
144A 5.00% 10/1/28 #	22,000	14,966
144A 6.50% 10/1/28 #	25,000	18,183
Frontier Communications Holdings
144A 5.875% 10/15/27 #	55,000	50,050
144A 6.75% 5/1/29 #	20,000	15,869

Liberty Broadband 144A 3.125% 3/31/53 #	165,000	162,113
		287,975
Consumer Goods — 0.15%
Pilgrim's Pride 4.25% 4/15/31	25,000	22,075
Post Holdings 144A 5.50% 12/15/29 #	43,000	40,569
		62,644

2    NQ-FL7 [3/23] 5/23 (2912848)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric — 0.11%
PPL Capital Funding 144A 2.875% 3/15/28 #	45,000	$ 45,391
		45,391
Energy — 1.45%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	35,000	30,922
144A 7.00% 11/1/26 #	20,000	19,352
Callon Petroleum
144A 7.50% 6/15/30 #	5,000	4,705
144A 8.00% 8/1/28 #	30,000	29,748

CNX Midstream Partners 144A 4.75% 4/15/30 #	15,000	12,920
CNX Resources 144A 6.00% 1/15/29 #	35,000	32,767
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	11,000	10,611
144A 6.00% 2/1/29 #	31,000	29,551

EQM Midstream Partners 144A 4.75% 1/15/31 #	38,000	31,593
Genesis Energy
7.75% 2/1/28	60,000	58,247
8.00% 1/15/27	35,000	34,643
Hilcorp Energy I
144A 6.00% 4/15/30 #	25,000	23,085
144A 6.00% 2/1/31 #	5,000	4,622
144A 6.25% 4/15/32 #	15,000	13,892

Murphy Oil 6.375% 7/15/28	65,000	64,107
NuStar Logistics
5.625% 4/28/27	30,000	28,445
6.00% 6/1/26	10,000	9,815
Occidental Petroleum
6.45% 9/15/36	10,000	10,525
6.60% 3/15/46	25,000	26,312
6.625% 9/1/30	10,000	10,541

PDC Energy 5.75% 5/15/26	43,000	41,917
Southwestern Energy
5.375% 2/1/29	5,000	4,718
5.375% 3/15/30	15,000	14,120
USA Compression Partners
6.875% 4/1/26	12,000	11,675
6.875% 9/1/27	22,000	21,044

Weatherford International 144A 8.625% 4/30/30 #	25,000	25,599
		605,476
Financial Services — 0.14%
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	35,000	31,071
MSCI 144A 3.625% 11/1/31 #	30,000	25,721
		56,792
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare — 0.51%
Avantor Funding 144A 3.875% 11/1/29 #	20,000	$ 17,918
Bausch Health 144A 11.00% 9/30/28 #	20,000	14,817
CHS 144A 4.75% 2/15/31 #	30,000	22,179
DaVita
144A 3.75% 2/15/31 #	10,000	7,897
144A 4.625% 6/1/30 #	30,000	25,635

Hadrian Merger Sub 144A 8.50% 5/1/26 #	40,000	32,856
Medline Borrower 144A 3.875% 4/1/29 #	20,000	17,373
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	25,000	21,253
Tenet Healthcare
4.375% 1/15/30	15,000	13,476
6.125% 10/1/28	40,000	38,374
		211,778
Insurance — 0.45%
HUB International 144A 5.625% 12/1/29 #	35,000	30,538
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	35,000	36,312
144A 10.50% 12/15/30 #	35,000	35,296
NFP
144A 6.875% 8/15/28 #	25,000	21,477
144A 7.50% 10/1/30 #	10,000	9,673

USI 144A 6.875% 5/1/25 #	55,000	54,232
		187,528
Leisure — 0.65%
Boyd Gaming
4.75% 12/1/27	35,000	33,600
144A 4.75% 6/15/31 #	5,000	4,545

Caesars Entertainment 144A 8.125% 7/1/27 #	21,000	21,439
Carnival
144A 5.75% 3/1/27 #	75,000	61,606
144A 7.625% 3/1/26 #	40,000	36,539

Royal Caribbean Cruises 144A 5.50% 4/1/28 #	75,000	66,300
Scientific Games Holdings 144A 6.625% 3/1/30 #	30,000	26,539
Scientific Games International 144A 7.25% 11/15/29 #	20,000	20,057
		270,625
Media — 0.96%
AMC Networks 4.25% 2/15/29	25,000	15,397
NQ-FL7 [3/23] 5/23 (2912848)    3

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Media (continued)
CCO Holdings
4.50% 5/1/32	90,000	$ 73,702
144A 5.375% 6/1/29 #	30,000	27,580

CMG Media 144A 8.875% 12/15/27 #	35,000	26,495
CSC Holdings 144A 5.75% 1/15/30 #	200,000	105,500
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	36,000	27,403
Directv Financing 144A 5.875% 8/15/27 #	25,000	22,666
DISH DBS 144A 5.75% 12/1/28 #	30,000	22,444
Gray Escrow II 144A 5.375% 11/15/31 #	43,000	28,601
Sirius XM Radio 144A 4.00% 7/15/28 #	60,000	51,600
		401,388
Real Estate — 0.08%
VICI Properties 144A 3.875% 2/15/29 #	35,000	31,155
		31,155
Retail — 0.34%
Asbury Automotive Group
144A 4.625% 11/15/29 #	30,000	26,891
4.75% 3/1/30	15,000	13,443

CP Atlas Buyer 144A 7.00% 12/1/28 #	15,000	11,157
Levi Strauss & Co. 144A 3.50% 3/1/31 #	17,000	14,511
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	29,000	26,372
Michaels
144A 5.25% 5/1/28 #	15,000	12,517
144A 7.875% 5/1/29 #	10,000	7,010

Murphy Oil USA 144A 3.75% 2/15/31 #	35,000	29,523
		141,424
Services — 0.69%
CDW 3.569% 12/1/31	35,000	30,136
Iron Mountain 144A 5.25% 3/15/28 #	55,000	52,467
NESCO Holdings II 144A 5.50% 4/15/29 #	23,000	20,831
Prime Security Services Borrower 144A 5.75% 4/15/26 #	65,000	64,576
Staples 144A 7.50% 4/15/26 #	25,000	21,927
United Rentals North America 3.875% 2/15/31	56,000	49,482
Univar Solutions USA 144A 5.125% 12/1/27 #	25,000	25,040
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Services (continued)
White Cap Buyer 144A 6.875% 10/15/28 #	12,000	$ 10,420
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	15,000	13,662
		288,541
Technology & Electronics — 0.37%
Clarios Global 144A 8.50% 5/15/27 #	13,000	13,073
CommScope 144A 8.25% 3/1/27 #	5,000	4,100
CommScope Technologies 144A 6.00% 6/15/25 #	17,000	16,027
Entegris Escrow
144A 4.75% 4/15/29 #	11,000	10,409
144A 5.95% 6/15/30 #	30,000	29,107

Go Daddy Operating 144A 3.50% 3/1/29 #	40,000	34,621
Sensata Technologies 144A 4.00% 4/15/29 #	10,000	9,044
SS&C Technologies 144A 5.50% 9/30/27 #	40,000	38,857
		155,238
Transportation — 0.21%
American Airlines 144A 5.75% 4/20/29 #	15,846	15,217
Delta Air Lines 7.375% 1/15/26	24,000	24,997
Laredo Petroleum 144A 7.75% 7/31/29 #	20,000	16,701
United Airlines
144A 4.375% 4/15/26 #	15,000	14,368
144A 4.625% 4/15/29 #	20,000	18,117
		89,400
Utilities — 0.25%
Calpine
144A 4.50% 2/15/28 #	16,000	14,861
144A 5.00% 2/1/31 #	35,000	29,666
144A 5.25% 6/1/26 #	16,000	15,617
Vistra
144A 7.00% 12/15/26 #, μ, ψ	35,000	30,836
144A 8.00% 10/15/26 #, μ, ψ	15,000	14,032
		105,012
Total Corporate Bonds (cost $3,906,705)		3,428,565

US Treasury Obligations — 16.54%
US Treasury Bonds
1.375% 8/15/50	220,000	132,249
1.875% 2/15/51	200,000	136,719
2.25% 8/15/49	165,000	124,175
2.50% 2/15/45	25,000	19,968

4    NQ-FL7 [3/23] 5/23 (2912848)

	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Bonds
2.50% 2/15/46	20,000	$ 15,902
2.875% 5/15/43	90,000	77,834
3.00% 5/15/42	65,000	57,772
3.00% 2/15/47	20,000	17,419
3.00% 8/15/48	150,000	131,086
3.00% 8/15/52	5,000	4,394
3.125% 11/15/41	165,000	150,543
3.375% 5/15/44	15,000	13,963
3.625% 2/15/53	170,000	168,818
3.875% 2/15/43	70,000	70,640
4.25% 11/15/40	130,000	139,669
4.375% 11/15/39	35,000	38,266
4.50% 5/15/38	15,000	16,648
5.00% 5/15/37	5,000	5,837
US Treasury Floating Rate Notes
4.871% (USBMMY3M + 0.14%) 10/31/24 •	340,000	339,979
4.931% (USBMMY3M + 0.20%) 1/31/25 •	45,000	45,031
US Treasury Notes
0.625% 12/31/27	550,000	478,489
1.00% 7/31/28	580,000	507,126
1.125% 2/15/31	100,000	84,240
1.50% 2/15/30	280,000	245,547
2.125% 5/31/26	1,055,000	1,002,992
2.75% 2/15/24	680,000	668,633
3.50% 1/31/30	105,000	104,590
3.875% 12/31/27	300,000	303,217
4.00% 10/31/29	210,000	215,119
4.125% 11/15/32	265,000	278,498
4.25% 10/15/25	645,000	650,115
4.375% 10/31/24	355,000	355,478
5.375% 2/15/31	255,000	287,652
Total US Treasury Obligations (cost $7,392,178)		6,888,608
	Number of shares
Common Stocks — 54.29%
Communication Services — 2.34%
AT&T	3,033	58,385
Comcast Class A	5,283	200,279
Interpublic Group	711	26,478
KDDI	1,000	30,838
Orange	4,930	58,569
Publicis Groupe	470	36,688
Verizon Communications	9,177	356,894
Walt Disney †	2,042	204,465
		972,596
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary — 6.45%
adidas AG	540	$ 95,727
Amadeus IT Group †	1,620	108,675
APA	2,582	93,107
Best Buy	1,874	146,678
eBay	1,482	65,756
H & M Hennes & Mauritz Class B	3,130	44,751
Home Depot	1,004	296,300
Kering	55	35,884
Lowe's	2,197	439,334
Macy's	1,836	32,112
NIKE Class B	1,436	176,111
PulteGroup	1,262	73,549
Ross Stores	1,613	171,188
Sodexo	960	93,764
Starbucks	783	81,534
Sturm Ruger & Co.	588	33,775
Swatch Group	220	75,766
TJX	5,504	431,293
Tractor Supply	816	191,793
		2,687,097
Consumer Staples — 5.01%
Altria Group	4,426	197,488
Archer-Daniels-Midland	2,300	183,218
Asahi Group Holdings	600	22,331
Conagra Brands	5,600	210,336
Danone	1,840	114,491
Diageo	2,620	116,930
Dollar General	851	179,101
Dollar Tree †	1,400	200,970
Essity Class B	3,100	88,548
Kao	1,800	70,066
Koninklijke Ahold Delhaize	4,190	143,152
Medifast	525	54,427
Nestle	990	120,711
Philip Morris International	2,408	234,178
Seven & i Holdings	600	27,104
Unilever	1,990	103,120
Vector Group	1,783	21,414
		2,087,585
Energy — 3.46%
Chevron	927	151,249
ConocoPhillips	3,454	342,672
Coterra Energy	3,374	82,798
EOG Resources	625	71,644
EQT	2,135	68,128
Exxon Mobil	3,482	381,836
Kinder Morgan	4,630	81,071
Marathon Petroleum	1,716	231,368
NQ-FL7 [3/23] 5/23 (2912848)    5

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Number of shares	Value (US $)
Common Stocks (continued)
Energy (continued)
Viper Energy Partners	1,052	$ 29,456
		1,440,222
Financials — 6.38%
Ally Financial	1,629	41,523
American International Group	3,300	166,188
Ameriprise Financial	587	179,915
Bank of New York Mellon	570	25,901
BlackRock	309	206,758
Blackstone	1,816	159,517
Carlyle Group	2,713	84,266
Discover Financial Services	578	57,130
Evercore Class A	516	59,536
Fidelity National Financial	1,569	54,805
Fidelity National Information Services	3,564	193,632
Fifth Third Bancorp	101	2,691
Invesco	6,178	101,319
Jackson Financial Class A	3,238	121,134
MetLife	6,459	374,234
Moelis & Co. Class A	1,189	45,705
Principal Financial Group	2,336	173,612
Prudential Financial	2,276	188,316
State Street	139	10,521
Synchrony Financial	3,659	106,404
Truist Financial	4,300	146,630
US Bancorp	4,400	158,620
		2,658,357
Healthcare — 7.50%
AbbVie	1,783	284,157
AmerisourceBergen	1,192	190,851
Amgen	186	44,965
Baxter International	4,200	170,352
Bristol-Myers Squibb	3,050	211,395
Cigna	600	153,318
CVS Health	2,500	185,775
Fresenius Medical Care AG & Co.	1,210	51,358
Gilead Sciences	1,511	125,368
Hologic †	2,542	205,139
Johnson & Johnson	3,226	500,030
McKesson	110	39,166
Merck & Co.	4,446	473,010
Novo Nordisk Class B	380	60,352
Pfizer	3,583	146,186
Roche Holding	265	75,722
Smith & Nephew	7,700	107,034
UnitedHealth Group	212	100,189
		3,124,367
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials — 3.48%
Boise Cascade	1,492	$ 94,369
Dover	1,291	196,155
Honeywell International	986	188,444
Intertek Group	1,220	61,103
Knorr-Bremse	700	46,628
Lockheed Martin	109	51,528
Makita	2,500	62,262
Masco	753	37,439
Northrop Grumman	400	184,688
Paychex	1,761	201,793
Raytheon Technologies	2,139	209,472
Robert Half International	262	21,109
Securitas Class B	10,600	94,294
		1,449,284
Information Technology — 13.74%
Accenture Class A	283	80,884
Apple	7,356	1,213,004
Applied Materials	648	79,594
Broadcom	814	522,214
Cisco Systems	8,063	421,493
Cognizant Technology Solutions Class A	3,178	193,635
Dell Technologies Class C	2,433	97,831
HP	6,814	199,991
KLA	198	79,036
Lam Research	378	200,385
Microchip Technology	336	28,150
Microsoft	3,443	992,617
Monolithic Power Systems	385	192,708
Motorola Solutions	800	228,904
NetApp	2,679	171,054
NVIDIA	1,361	378,045
Oracle	2,300	213,716
QUALCOMM	1,579	201,449
SAP	860	108,593
Western Union	10,388	115,826
		5,719,129
Materials — 1.10%
Air Liquide	650	108,803
CF Industries Holdings	223	16,165
Dow	2,439	133,706
DuPont de Nemours	2,800	200,956
		459,630
REIT Diversified — 0.35%
Gaming and Leisure Properties	513	26,707
LXP Industrial Trust	541	5,577
VICI Properties	3,424	111,691
		143,975

6    NQ-FL7 [3/23] 5/23 (2912848)

	Number of shares	Value (US $)
Common Stocks (continued)
REIT Healthcare — 0.26%
Alexandria Real Estate Equities	272	$ 34,161
CareTrust REIT	452	8,850
Healthpeak Properties	271	5,954
Medical Properties Trust	338	2,778
Ventas	231	10,014
Welltower	632	45,308
		107,065
REIT Industrial — 0.46%
Plymouth Industrial REIT	199	4,181
Prologis	1,283	160,080
Rexford Industrial Realty	223	13,302
Terreno Realty	223	14,406
		191,969
REIT Information Technology — 0.22%
Digital Realty Trust	247	24,282
Equinix	96	69,220
		93,502
REIT Lodging — 0.14%
Apple Hospitality REIT	1,461	22,675
Chatham Lodging Trust	721	7,563
Host Hotels & Resorts	1,269	20,926
Park Hotels & Resorts	682	8,429
		59,593
REIT Mall — 0.15%
Simon Property Group	547	61,248
		61,248
REIT Manufactured Housing — 0.06%
Equity LifeStyle Properties	142	9,532
Sun Communities	103	14,511
		24,043
REIT Multifamily — 0.78%
American Homes 4 Rent Class A	463	14,562
AvalonBay Communities	172	28,906
Camden Property Trust	165	17,299
Equity Residential	3,482	208,920
Essex Property Trust	122	25,515
Independence Realty Trust	611	9,794
Mid-America Apartment Communities	105	15,859
UDR	113	4,640
		325,495
REIT Office — 0.09%
City Office REIT	119	821
Cousins Properties	473	10,113
Highwoods Properties	582	13,496
Kilroy Realty	212	6,869
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Office (continued)
Piedmont Office Realty Trust Class A	617	$ 4,504
		35,803
REIT Self-Storage — 0.35%
CubeSmart	180	8,320
Extra Space Storage	167	27,209
Life Storage	259	33,952
National Storage Affiliates Trust	136	5,682
Public Storage	239	72,212
		147,375
REIT Shopping Center — 0.32%
Agree Realty	232	15,918
Brixmor Property Group	1,204	25,910
Kimco Realty	883	17,245
Kite Realty Group Trust	208	4,351
Phillips Edison & Co.	526	17,158
Regency Centers	364	22,270
Retail Opportunity Investments	1,221	17,045
SITE Centers	768	9,431
Urban Edge Properties	379	5,708
		135,036
REIT Single Tenant — 0.14%
Four Corners Property Trust	283	7,601
Realty Income	527	33,370
Spirit Realty Capital	465	18,526
		59,497
REIT Specialty — 0.30%
EPR Properties	209	7,963
Essential Properties Realty Trust	510	12,673
Invitation Homes	1,058	33,041
Iron Mountain	892	47,196
Lamar Advertising Class A	65	6,493
Outfront Media	548	8,894
WP Carey	88	6,816
		123,076
Retail — 0.33%
Bath & Body Works	3,696	135,200
		135,200
Utilities — 0.88%
Edison International	3,000	211,770
Vistra	6,381	153,144
		364,914
Total Common Stocks (cost $21,238,765)		22,606,058

NQ-FL7 [3/23] 5/23 (2912848)    7

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Total Return Series
	Number of shares	Value (US $)

Convertible Preferred Stock — 1.42%
2020 Mandatory Exchangeable Trust 144A 6.50% exercise price $47.09, maturity date 5/16/23 #	72	$ 66,351
Algonquin Power & Utilities 7.75% exercise price $18.00, maturity date 6/15/24	815	24,344
AMG Capital Trust II 5.15% exercise price $195.47, maturity date 10/15/37	702	34,573
Bank of America 7.25% exercise price $50.00 ω	63	73,569
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	2,164	99,479
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ω	78	66,300
RBC Bearings 5.00% exercise price $226.60, maturity date 10/15/24	841	94,781
UGI 7.25% exercise price $52.57, maturity date 6/1/24	1,073	85,379
Wells Fargo & Co. 7.50% exercise price $156.71 ω	39	45,874
Total Convertible Preferred Stock (cost $671,639)		590,650

Exchange-Traded Funds — 9.32%
iShares 0-5 Year Investment Grade Corporate Bond ETF	40,184	1,948,120
iShares Latin America 40 ETF	8,641	206,261
iShares MSCI China ETF	5,678	283,275
iShares MSCI EAFE ETF	10	715
iShares MSCI Emerging Markets Asia ETF	4,993	331,785
iShares Trust iShares ESG Aware MSCI EAFE ETF	350	25,144
Vanguard FTSE Developed Markets ETF	70	3,162
Vanguard Russell 2000 ETF	15,013	1,082,137
Total Exchange-Traded Funds (cost $3,949,786)		3,880,599

Short-Term Investments — 1.85%
Money Market Mutual Funds — 1.85%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	192,723	192,723
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	192,723	192,723
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	192,723	192,723
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	192,723	$ 192,723
Total Short-Term Investments (cost $770,892)		770,892

Total Value of Securities—99.28% (cost $41,174,874)		41,341,452
Receivables and Other Assets Net of Liabilities—0.72%★		298,864
Net Assets Applicable to 3,566,128 Shares Outstanding—100.00%		$41,640,316
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $3,473,633, which represents 8.34% of the Series' net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
>	PIK. 100% of the income received was in the form of cash.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.
★	Includes $11,770 cash collateral held at broker for futures contracts as of March 31, 2023.

8    NQ-FL7 [3/23] 5/23 (2912848)

The following futures contracts were outstanding at March 31, 2023:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
1	US Treasury 5 yr Notes	$109,508	$109,604	6/30/23	$—	$(96)	$—
4	US Treasury 10 yr Notes	459,687	450,233	6/21/23	9,454	—	1,031
Total Futures Contracts			$559,837		$9,454	$(96)	$1,031
The use of  and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
DAC – Designated Activity Company
EAFE – Europe, Australasia, and Far East
ESG – Environmental, Social, and Governance
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSCI – Morgan Stanley Capital International
PIK – Payment-in-kind
REIT – Real Estate Investment Trust
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
USD – US Dollar
NQ-FL7 [3/23] 5/23 (2912848)    9